Share Capital/Treasury Shares - Summary of Share Capital (Detail) - USD ($)			12 Months Ended
	Jan. 01, 2022	Jan. 01, 2021	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of classes of share capital [line items]
Exercise of share options, Value			$ 85,000	[1]	$ 391,000	[2]	$ 140,000	[3]
Ordinary Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares authorised	444,343,488	444,343,488			444,343,488		444,343,488
Value of shares authorized	44	44			44		44
Number of shares issued and fully paid		386,741,005			401,804,327		393,252,140
Value of shares issued and fully paid		$ 39,000			$ 41,000		$ 40,000
Exercise of share options, Shares					8,552,187		6,511,135
Par value per share					$ 0.0001		$ 0.0001
Exercise of share options, Value					$ 1,000		$ 1,000
Ordinary Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Number of shares authorised			600,000,000
Value of shares authorized			3
Number of shares issued and fully paid			89,495,790		28,800,926		28,187,914		27,721,202
Value of shares issued and fully paid			$ 9		$ 3		$ 3		$ 3
Exercise of share options, Shares			62,443		613,012		466,712
Par value per share			$ 0.0001		$ 0.0001		$ 0.0001
Business combination, net of redemptions			3,312,715
Post-Closing Apollomics Ordinary Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Par value per share			$ 0.0001
Conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares			54,420,956
Value of conversion of pre-closing Apollomics convertible preferred shares into Post-Closing Apollomics Ordinary Shares			$ 6
Post-closing Apollomics Class B Ordinary Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Par value per share			$ 0.0001
Post-closing Apollomics Class B Ordinary Shares issued to PIPE Investors, net of transaction costs			230,000
post-closing Apollomics Series A Preferred Shares [Member] | Business combinations [member]
Disclosure of classes of share capital [line items]
Par value per share			$ 0.0001
Issuance of post-closing Apollomics Class A Ordinary Shares upon the conversion of post-closing Apollomics Series A Preferred Shares			2,668,750

[1]	The total number of shares issued from the exercise of stock options consisted of the issuance of 435,833 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2023 to March 28, 2023. These Pre-Closing Apollomics Ordinary Shares were exchanged for 31,241 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination. The total number of shares issued from the exercise of stock options consisted of the issuance of 31,202 Post-Closing Apollomics Ordinary Shares between March 29, 2023 to December 31, 2023, totaling 62,443 exercise of stock options for the year ended December 31, 2023.
[2]	The total number of shares issued from the exercise of stock options consisted of the issuance of 8,552,187 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2022 to December 31, 2022. These Pre-Closing Apollomics Ordinary Shares were exchanged for 613,012 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination.
[3]	The total number of shares issued from the exercise of stock options consisted of the issuance of 6,511,135 Pre-Closing Apollomics Ordinary Shares from stock options exercised between January 1, 2021 to December 31, 2021. These Pre-Closing Apollomics Ordinary Shares were exchanged for 466,712 Post-Closing Apollomics Ordinary Shares, in accordance with the Exchange Ratio upon the Closing of the Business Combination.